Shareholders' equity: - Stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shareholders' equity:
Stock-based compensation expense	$ 10,420	$ 6,353
Research And Development Expenses
Shareholders' equity:
Stock-based compensation expense	4,318	2,333
General And Administrative Expenses
Shareholders' equity:
Stock-based compensation expense	$ 6,102	$ 4,020